Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Previously Reported [Member]	Adjusted [Member]	Preferred Stock Redeemable Convertible Preferred Stock		Preferred Stock Redeemable Convertible Preferred Stock Previously Reported [Member]	Preferred Stock Redeemable Convertible Preferred Stock Adjusted [Member]	Common Stock	Common Stock Previously Reported [Member]	Common Stock Adjusted [Member]	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported [Member]	Additional Paid-In Capital Adjusted [Member]	Accumulated Deficit		Accumulated Deficit Previously Reported [Member]	Accumulated Deficit Adjusted [Member]
Balance at Dec. 31, 2019		$ (316,268)		$ (316,268)		$ 183,513		$ 183,513		$ 0	$ 1	$ (1)	$ 0			$ (316,268)		$ (316,269)	$ 1
Balance (in Shares) at Dec. 31, 2019						36,756,498		36,756,498		0	870,263	(870,263)
Accretion of redeemable convertible preferred stock to redemption value		(14,682)	[1]			$ 14,682							(825)			(13,857)
Stock-based compensation		825											825
Net income (loss)		4,345														4,345
Balance at Dec. 31, 2020		(325,780)		(325,780)	$ 0	$ 198,195		$ 198,195	$ 0	$ 0	$ 1	$ (1)	0	$ 0	$ 0	(325,780)		(325,781)	1
Balance (in Shares) at Dec. 31, 2020						36,756,498		36,756,498	0	0	870,263	(870,263)
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		3,360
Conversion of convertible notes payable into Series D redeemable convertible preferred stock (in Shares)						747,451
Conversion of convertible notes payable into Series D redeemable convertible preferred stock						$ 3,360
Conversion of Series D redeemable convertible preferred stock into common stock	[2]	11,829				$ (11,829)							11,829
Conversion of Series D redeemable convertible preferred stock into common stock,(Shares)	[2]					(2,630,585
Accretion of redeemable convertible preferred stock to redemption value	[2]	(3,939)				$ 3,939							(3,939)
Stock-based compensation		176											176
Net income (loss)		(15,429)														(15,429)
Balance at Mar. 31, 2021		(333,143)				$ 193,665				$ 0			8,066			(341,209)
Balance (in Shares) at Mar. 31, 2021						34,873,364				0
Balance at Dec. 31, 2020		(325,780)		(325,780)	$ 0	$ 198,195		$ 198,195	$ 0	$ 0	$ 1	$ (1)	0	0	$ 0	(325,780)		(325,781)	$ 1
Balance (in Shares) at Dec. 31, 2020						36,756,498		36,756,498	0	0	870,263	(870,263)
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		3,360				$ 3,360	[3]									0	[3]
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock,(Shares)	[3]					747,451
Conversion of Series D redeemable convertible preferred stock into common stock		209,290
Accretion of redeemable convertible preferred stock to redemption value	[1]	0
Accretion of Legacy Clarus Series D redeemable convertible preferred stock to redemption value	[3]	(7,737)				$ 7,737							(7,737)
Recapitalization on September 9, 2021 , (Shares)						(37,503,949)				17,886,348
Recapitalization on September 9, 2021 , (Value)		326,736				$ (209,292)				$ 1			281,993			44,742
Proceeds from Blue Water Acquisition Corp. in Business Combination (in Shares)										3,839,469
Proceeds from Blue Water Acquisition Corp. in Business Combination		17,009								$ 1			17,008
Issuance of shares in connection with the Private Placement Equity Offering		13,801											13,801
Issuance of shares in connection with the Private Placement Equity Offering (Shares)										2,300,000
Stock-based compensation		668											668
Net income (loss)		(40,617)														(40,617)
Balance at Dec. 31, 2021		(15,919)		$ (15,919)				$ 0		$ 2	$ 2		305,734	$ 305,734		(321,655)		$ (321,655)
Balance (in Shares) at Dec. 31, 2021								0		24,025,817	24,025,817
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		0
Conversion of Series D redeemable convertible preferred stock into common stock		0
Issuance of shares in connection with exercise of pre-funded warrants										724,194
Stock-based compensation		432											432
Net income (loss)		(14,870)														(14,870)
Balance at Mar. 31, 2022		$ (30,357)				$ 0				$ 2			$ 306,166			$ (336,525)
Balance (in Shares) at Mar. 31, 2022						0				24,750,011

[1]	The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.
[2]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021. As all common shares have been retroactively restated to give effect to the Business Combination, there are no shares of common stock associated with the conversion of Series D redeemable convertible preferred stock.
[3]	Relates to the conversion of redeemable convertible preferred stock that occurred and reversal of accretion booked on the redeemable preferred stock in 2021 prior to the merger, as the redeemable convertible preferred stock has been retroactively restated to give effect to the reverse recapitalization.